EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Dec. 28, 2025	Dec. 29, 2024	Aug. 09, 2023
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)					8,778,638
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares		5.00%
Maximum purchase amount for cancellation of shares	16,106,155
Percentage of public float	10.00%
Shares repurchased for cancellation (in shares)			3,749,900	17,735,095
Shares repurchased for cancellation			$ 185,893	$ 761,499
Tax expense other than income tax expense			$ 3,300	$ 14,900
Number of shares in entity held by entity or by its subsidiaries or associates			17,702	94,535
Income tax expense (note 20)			$ 77,257	$ 113,220
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)			3,750,000	17,735,000
Shares repurchased for cancellation			$ 7,004	$ 29,670
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation			$ 178,889	$ 731,829